Note 14 - Segment Information (Details Textual)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Number of Reportable Segments	2		3
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | Non-US [Member]
Concentration Risk, Percentage	6.70%	7.20%	7.20%
Assets, Total [Member] | Segment Concentration Risk [Member] | Fruit and Vegetable Segment [Member]
Concentration Risk, Percentage			99.00%